UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5018

Legg Mason Partners Investment Series

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY	10004

(Address of principal executive offices)	(Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

300 First Stamford Place, 4th Fl.

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 451-2010

Date of fiscal year end: October 31,

Date of reporting period: April 30, 2006

ITEM 1.	REPORT TO STOCKHOLDERS.

The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL

REPORT

APRIL 30, 2006

Legg Mason Partners

International Fund

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Legg Mason Partners International Fund

Semi-Annual Report  •  April 30, 2006

What’s

Inside

Fund Objective

The Fund seeks long-term capital growth. Dividend income, if any, is incidental to this goal.

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Fund’s investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA

Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy was mixed during the six-month reporting period. After a 4.1% advance in the third quarter of 2005, fourth quarter gross domestic product (“GDP”)i growth slipped to 1.7%. This marked the first quarter in which GDP growth did not surpass 3.0% since the first three months of 2003. However, as expected, the economy rebounded sharply in the first quarter of 2006, with GDP rising an estimated 5.3%. The economic turnaround was prompted by both strong consumer and business spending. In addition, the U.S. Labor Department reported that unemployment hit a five-year low in March.

Overseas, economic growth has been improving in many areas. After a lengthy period of weakness and deflation, Japan’s economy has gained momentum due, in part, to strong exports and improving consumer spending. Growth in the Eurozone has also been strengthening on the back of improved domestic spending in countries such as Germany. In addition, interest rates have remained low in the region.

For the six-month period ended April 30, 2006, the U.S. stock market generated strong results, with the S&P 500 Indexii returning 9.63%. While high oil and commodity prices, steadily rising interest rates, and geopolitical issues triggered periods of market volatility, investors generally remained focused on the strong corporate profit environment.

Investment returns were even stronger in the international equity markets. While these markets experienced many of the same issues as the U.S., they rallied on expectations for improving economic growth and solid corporate profits. During the six-month period ended April 30, 2006, the MSCI EAFE Indexiii rose 22.89%. This was surpassed by the emerging equity markets, as the MSCI Emerging Markets Indexiv surged 37.60% over the same period.

Legg Mason Partners International Fund         I

Performance Review

For the six months ended April 30, 2006, Class A shares of the Legg Mason Partners International Fund excluding sales charges, returned 20.99%. These shares underperformed the Fund’s unmanaged benchmark, the MSCI EAFE Index, which returned 22.89% for the same period. The Lipper International Multi-Cap Growth Funds Category Average1 increased 24.52% over the same time frame.

Performance Snapshot as of April 30, 2006 (excluding sales charges) (unaudited)

6 months

International Fund — Class A Shares	20.99%

MSCI EAFE Index	22.89%

Lipper International Multi-Cap Growth Funds Category Average	24.52%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance data current to the most recent month-end, please visit our website at www.leggmason.com/InvestorServices.
Performance figures reflect reimbursements and/or fee waivers, without which the performance would have been lower.
Excluding sales charges, Class 1 shares returned 21.19%, Class B shares returned 20.55% and Class C shares returned 20.83% over the six months ended April 30, 2006. All share class returns assume the reinvestment of all distributions including returns of capital, if any, at net asset value and the deduction of all Fund expenses. Returns have not been adjusted to include sales charges that may apply when shares are purchased or the deduction of taxes that a shareholder would pay on Fund distributions.

Special Shareholder Notices

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment adviser (the “Manager”), previously an indirect wholly-owned subsidiary of Citigroup, has become a wholly-owned subsidiary of Legg Mason. Completion of the sale caused the Fund’s then existing investment management contract and sub-advisory contract to terminate. The Fund’s

1	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the 6-month period ended April 30, 2006, including the reinvestment of distributions, including returns of capital, if any, calculated among the 175 funds in the Fund’s Lipper category, and excluding sales charges.

II         Legg Mason Partners International Fund

shareholders approved a new investment management contract between the Fund and the Manager and a new sub-advisory contract, which became effective on December 19, 2005. An interim management contract and sub-advisory contract took effect upon the closing of the sale and continued in effect until December 19, 2005.

Effective February 1, 2006, Smith Barney Fund Management LLC (“SBFM”), the Fund’s investment manager (the “Manager”), assumed portfolio management responsibility for the Fund. Charles Lovejoy, CFA, Guy Bennett, Christopher Floyd and John Vietz, who have been employed by SBFM since that time, were named as the Fund’s portfolio managers, responsible for the day-to-day management of the Fund. The sub-advisory contract with Citigroup Asset Management Limited, with respect to the Fund, was terminated.

Mr. Lovejoy is a Director and Senior Portfolio Manager of Batterymarch Financial Management, Inc., and Mr. Bennett, Mr. Floyd and Mr. Vietz are each Portfolio Managers of Batterymarch, which, like the Manager, is a subsidiary of Legg Mason, Inc.

Prior to April 7, 2006, the Fund operated under the name Smith Barney International Fund. The Fund’s investment strategy and objective have not changed.

Information About Your Fund

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. The Fund’s Manager and some of its affiliates have received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Fund’s response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Fund has been informed that the Manager and its affiliates are responding to those information requests, but are not in a position to predict the outcome of these requests and investigations.

Legg Mason Partners International Fund         III

Important information concerning the Fund and its Manager with regard to recent regulatory developments is contained in the Notes to Financial Statements included in this report.

As always, thank you for your confidence in our stewardship of your assets. We look forward to helping you continue to meet your financial goals.

Sincerely,

R. Jay Gerken, CFA

Chairman, President and Chief Executive Officer

May 25, 2006

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

RISKS: Keep in mind that the Fund is subject to risks associated with overseas investing, which could result in significant market fluctuations. These risks include currency fluctuations, changes in political and economic conditions, differing securities regulations and periods of illiquidity, and are heightened for investments in the securities of issuers located in emerging markets. The Fund may engage in active and frequent trading, resulting in increased transaction costs, which could detract from the Fund’s performance. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.

All index performance reflects no deduction for fees, expenses or taxes. Please note an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

iii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.

iv	The MSCI Emerging Markets Free Index consists of emerging market companies with an average size of $800 million. The index measures the performance of emerging markets in South America, South Africa, Asia and Eastern Europe.

IV         Legg Mason Partners International Fund

Fund at a Glance (unaudited)

Legg Mason Partners International Fund 2006 Semi-Annual Report          1

Fund Expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, including front-end and back-end sales charges (loads) on purchase payments; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on November 1, 2005 and held for the six months ended April 30, 2006.

Actual Expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return(1)

	Actual Total Return Without Sales Charges(2)	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(3)
Class 1	21.19%	$1,000.00	$1,211.90	1.60%	$8.77

Class A	20.99	1,000.00	1,209.90	1.92	10.52

Class B	20.55	1,000.00	1,205.50	2.61	14.27

Class C	20.83	1,000.00	1,208.30	2.19	11.99

(1)	For the six months ended April 30, 2006.
(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value and does not reflect the deduction of the applicable sales charges with respect to Class 1 and A shares or the applicable contingent deferred sales charges (“CDSC”) with respect to Class B and C shares. Total return is not annualized, as it may not be representative of the total return for the year. Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower.
(3)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

2         Legg Mason Partners International Fund 2006 Semi-Annual Report

Fund Expenses (unaudited) (continued)

Hypothetical Example for Comparison Purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front-end or back-end sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return(1)

	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period(2)
Class 1	5.00%	$1,000.00	$1,016.86	1.60%	$8.00

Class A	5.00	1,000.00	1,015.27	1.92	9.59

Class B	5.00	1,000.00	1,011.85	2.61	13.02

Class C	5.00	1,000.00	1,013.93	2.19	10.94

(1)	For the six months ended April 30, 2006.
(2)	Expenses (net of voluntary fee waivers and/or expense reimbursements) are equal to each class’ respective annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

Legg Mason Partners International Fund 2006 Semi-Annual Report          3

Schedule of Investments (April 30, 2006) (unaudited)

LEGG MASON PARTNERS INTERNATIONAL FUND

Shares	Security	Value

COMMON STOCKS — 99.0%
Australia — 3.8%
75,550	BHP Billiton Ltd.	$1,680,466
130,400	Challenger Financial Services Group Ltd.	351,426
12,700	CSL Ltd.	556,297
73,100	Downer EDI Ltd.	481,687
30,600	Leighton Holdings Ltd.	388,405
52,550	QBE Insurance Group Ltd.	892,813
14,000	Rio Tinto Ltd.	835,900

	Total Australia	5,186,994

Austria — 0.7%
2,400	Boehler-Uddeholm AG	544,760
6,300	OMV AG	438,279

	Total Austria	983,039

Belgium — 0.3%
5,400	Delhaize Group	389,233

Bermuda — 0.6%
45,000	Esprit Holdings Ltd.	360,434
123,000	Kerry Properties Ltd.	436,274

	Total Bermuda	796,708

Canada — 2.5%
9,500	Bank of Montreal	548,393
54,900	CAE Inc.	450,844
6,600	Canadian Tire Corp., Ltd., Class A	371,092
11,400	Industrial Alliance Insurance and Financial Services Inc.	331,224
7,100	National Bank of Canada	395,085
10,000	Royal Bank of Canada	427,028
7,300	Toronto-Dominion Bank	406,931
21,500	TransAlta Corp.	448,309

	Total Canada	3,378,906

Cayman Islands — 0.3%
238,000	Hutchison Telecommunications International Ltd.*	420,552

Denmark — 0.7%
7,200	Danisco A/S	611,615
14,600	Vestas Wind Systems AS*	396,524

	Total Denmark	1,008,139

Finland — 0.8%
8,300	Metso Corp.	330,042
31,811	Nokia Oyj	724,827

	Total Finland	1,054,869

France — 6.8%
14,200	Air France-KLM	330,723
3,600	Alstom RGPT*	326,293

See Notes to Financial Statements.

4         Legg Mason Partners International Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

France — 6.8% (continued)
1,655	BNP Paribas*	$151,153
16,557	BNP Paribas SA	1,565,465
9,800	Bouygues SA	535,047
5,000	Cap Gemini SA*	267,745
3,500	Ciments Francais SA	592,484
11,690	European Aeronautic Defence & Space Co.	461,595
1,500	Natexis Banques Populaires	406,730
6,400	Nexity	447,579
12,323	Pinault Printemps Redoute SA	1,599,151
7,600	Sanofi-Aventis	717,141
3,500	Societe Generale	535,047
5,188	Total SA	1,435,557

	Total France	9,371,710

Germany — 5.9%
4,701	Allianz AG	787,483
21,850	Altana AG	1,403,114
7,750	Bayerische Motoren Werke AG	421,754
16,722	DaimlerChrysler AG	917,398
14,603	Deutsche Bank AG	1,794,007
24,650	Deutsche Lufthansa AG	454,930
3,650	E.ON AG	444,770
69,381	Epcos AG*	933,636
3,400	MAN AG	257,906
7,001	Siemens AG	662,829

	Total Germany	8,077,827

Greece — 0.3%
12,400	Alpha Bank AE	469,594

Hong Kong — 1.0%
219,985	Hang Lung Properties Ltd.	442,629
190,000	Li & Fung Ltd.	450,913
286,000	Sino Land Co., Ltd.	475,858

	Total Hong Kong	1,369,400

Italy — 4.9%
67,700	Banca Intesa SpA	401,667
38,700	Banca Popolare di Milano Scarl	489,507
12,300	Banca Popolare di Verona e Novara Scrl	346,405
17,600	Banche Popolari Unite Scpa	445,236
2,300	Cattolica di Assicurazioni Scrl	128,476
30,526	Eni SpA	932,535
41,026	Fondiaria Sai SpA	1,618,930
49,182	Indesit Co. SpA	650,650
25,700	Saipem SpA	643,009
39,677	SanPaolo IMI SpA	745,785
756,400	Seat Pagine Gialle SpA*	360,930

	Total Italy	6,763,130

See Notes to Financial Statements.

Legg Mason Partners International Fund 2006 Semi-Annual Report         5

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Japan — 25.9%
19,700	Aeon Credit Service Co., Ltd.	$545,419
10,900	Aisin Seiki Co., Ltd.	410,037
56,000	Asahi Kasei Corp.	414,432
15,600	Astellas Pharma Inc.	651,285
47,500	Bank of Yokohama Ltd.	372,819
79,000	Chiba Bank Ltd.	715,878
13,300	Credit Saison Co., Ltd.	697,877
24,000	Daiwa House Industry Co., Ltd.	409,440
35,000	Dowa Mining Co., Ltd.	399,912
120,000	Fuji Electric Holdings Co., Ltd.	696,111
108,000	Fujitsu Ltd.	900,831
46,000	Gunma Bank Ltd.	355,386
3,900	Honda Motor Co., Ltd.	277,310
89,000	Itochu Corp	808,842
58,000	JTEKT Corp.	1,251,505
104,400	Kajima Corp.	590,935
63,000	Kao Corp.	1,694,397
173,000	Kawasaki Heavy Industries Ltd.	627,985
61	KK DaVinci Advisors*	68,090
26,000	Konica Minolta Holdings Inc.*	342,782
16,700	Kyushu Electric Power Co. Inc.	390,437
18,800	Leopalace21 Corp.	733,659
117,000	Marubeni Corp.	674,595
400	Matsui Securities Co., Ltd.	5,354
39,000	Matsushita Electric Industrial Co., Ltd.	942,650
64,000	Mazda Motor Corp.	419,073
89,000	Minebea Co., Ltd.	576,515
66,000	Mitsubishi Chemical Holdings Corp.	417,666
284,000	Mitsubishi Electric Corp.	2,473,689
60	Mitsubishi UFJ Financial Group Inc.	943,968
36,000	Mitsubishi UFJ Securities Co., Ltd.	567,647
61,000	Mitsui Mining & Smelting Co., Ltd.	424,628
37,000	Mitsui Trust Holdings Inc.	511,545
33	Mizuho Financial Group Inc.	281,635
18,000	NGK Spark Plug Co., Ltd.	395,517
88,000	NSK Ltd.	796,660
43,000	NTN Corp.	355,263
20,000	OMC Card Inc.	316,941
89,000	Ricoh Co., Ltd.	1,767,875
56,000	Sekisui Chemical Co., Ltd.	484,324
106,000	Shinsei Bank Ltd.	742,536
97,000	Showa Denko KK	429,690
20,000	Stanley Electric Co., Ltd.	465,832
11,000	Sumco Corp.	658,405
90	Sumitomo Mitsui Financial Group Inc.	988,794
15,300	Suzuki Motor Corp.	373,843
98,000	Taiheiyo Cement Corp.	477,187
5,250	Takeda Pharmaceutical Co., Ltd.	321,160

See Notes to Financial Statements.

6         Legg Mason Partners International Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Japan — 25.9% (continued)
57,000	Teijin Ltd.	$391,272
27,800	Tokyo Electric Power Co. Inc.	714,700
3,000	Tokyo Seimitsu Co., Ltd.	178,510
48,000	Toppan Printing Co., Ltd.	641,688
45,200	Toyota Motor Corp.	2,645,854
37,000	UFS NICOS Co., Ltd.	327,154
18,000	Yamaha Motor Co., Ltd.	496,770

	Total Japan	35,564,309

Luxembourg — 1.8%
58,848	Arcelor	2,421,750

Netherlands — 5.2%
18,050	ABN Amro Holding NV	539,787
19,300	Buhrmann NV	374,465
21,900	CSM	665,979
82,800	Hagemeyer NV*	450,492
20,500	Heineken NV	830,948
4,000	Koninklijke BAM Groep NV	429,957
93,073	Koninklijke KPN NV	1,093,839
23,200	Koninklijke Philips Electronics NV	800,987
38,700	Royal Dutch Shell PLC, Class A Shares	1,327,824
22,800	Wolters Kluwer NV	594,340

	Total Netherlands	7,108,618

Norway — 0.9%
7,600	Petroleum Geo-Services ASA*	427,721
68,600	Telenor ASA	795,514

	Total Norway	1,223,235

Singapore — 0.8%
176,000	CapitaLand Ltd.	545,477
61,000	Keppel Corp. Ltd.	590,323

	Total Singapore	1,135,800

Spain — 3.8%
28,700	Banco Bilbao Vizcaya Argentaria SA	634,378
105,200	Banco Santander Central Hispano SA	1,632,103
27,400	Corp. Mapfre SA	579,702
36,084	Endesa SA	1,198,893
72,625	Telefonica SA	1,164,313

	Total Spain	5,209,389

Sweden — 1.4%
12,600	Alfa Laval AB	409,963
33,700	Boliden AB*	684,448
9,900	Nobia AB	312,700
20,900	Skandinaviska Enskilda Banken AB	526,695

	Total Sweden	1,933,806

See Notes to Financial Statements.

Legg Mason Partners International Fund 2006 Semi-Annual Report         7

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

Switzerland — 8.0%
7,621	Credit Suisse Group	$478,289
8,300	Holcim Ltd.	695,428
3,703	Nestle SA	1,128,427
18,300	Novartis AG	1,048,979
7,300	Roche Holding AG	1,121,539
5,956	Swiss Life Holding*	1,371,139
25,507	Swiss Reinsurance	1,859,725
5,400	UBS AG	639,517
11,076	Zurich Financial Services AG	2,692,594

	Total Switzerland	11,035,637

United Kingdom — 22.6%
131,900	Amlin PLC	676,450
28,700	Anglo American PLC	1,220,903
18,030	AstraZeneca PLC	995,292
125,283	Barclays PLC	1,563,490
21,900	Barratt Developments PLC	395,793
68,750	BG Group PLC	923,108
211,963	BP PLC	2,612,403
69,198	British American Tobacco PLC	1,767,477
52,000	British Energy Group PLC*	627,153
357,400	British Insurance Holdings PLC	625,084
42,700	Drax Group PLC*	614,564
23,500	Enterprise Inns PLC	399,449
196,465	GKN PLC	1,122,109
47,599	GlaxoSmithKline PLC	1,349,335
58,082	HBOS PLC	1,018,485
83,000	HSBC Holdings PLC	1,432,747
75,300	Imperial Chemical Industries PLC	490,437
6,100	Imperial Tobacco Group PLC	189,370
941,900	Invensys PLC*	407,550
12,500	Investec PLC	710,066
117,450	Lloyds TSB Group PLC	1,141,563
85,000	LogicaCMG PLC	277,194
19,600	Man Group PLC	902,347
128,581	National Grid PLC	1,348,138
19,300	Northern Rock PLC	372,714
174,200	Old Mutual PLC	610,136
16,700	Persimmon PLC	398,566
26,200	Punch Taverns PLC	418,136
9,100	Resolution PLC	103,783
16,600	Rio Tinto PLC	912,120
2,566,260	Rolls Royce Group (a)	4,881
47,700	Rolls-Royce Group PLC*	414,089
48,155	Royal Bank of Scotland Group PLC	1,571,265
23,300	Royal Dutch Shell PLC, Class B Shares	832,426
86,000	Scottish Power PLC	878,186

See Notes to Financial Statements.

8         Legg Mason Partners International Fund 2006 Semi-Annual Report

Schedule of Investments (April 30, 2006) (unaudited) (continued)

Shares	Security	Value

United Kingdom — 22.6% (continued)
37,920	Tesco PLC	$220,725
12,200	Vedanta Resources PLC	350,735
324,343	Vodafone Group PLC	765,221
33,500	WPP Group PLC	413,186

	Total United Kingdom	31,076,676

	TOTAL COMMON STOCKS (Cost — $114,987,957)	135,979,321

RIGHT (a) — 0.0%
Switzerland — 0.0%
25,507	Swiss Reinsurance (Cost — $0)	0

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $114,987,957)	135,979,321

Face Amount
SHORT-TERM INVESTMENT — 1.1%
Repurchase Agreement — 1.1%
$1,450,000	Interest in $604,665,000 joint tri-party repurchase agreement dated 4/28/06 with Deutsche Bank Securities Inc., 4.790% due 5/1/06; Proceeds at maturity — $1,450,579; (Fully collateralized by various U.S. government agency obligations, 0.000% to 22.305% due 2/15/17 to 4/15/36; Market value - $1,479,000) (Cost — $1,450,000)	1,450,000

	TOTAL INVESTMENTS — 100.1% (Cost — $116,437,957#)	137,429,321
	Liabilities in Excess of Other Assets — (0.1)%	(97,371)

	TOTAL NET ASSETS — 100.0%	$137,331,950

*	Non-income producing security.
(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).
#	Aggregate cost for federal income tax purposes is substantially the same.

Summary of Investments by Industry* (unaudited)
Financials	33.5%
Consumer Discretionary	12.6
Industrials	12.0
Materials	9.7
Energy	7.0
Health Care	5.9
Consumer Staples	5.5
Utilities	4.9
Information Technology	4.4
Telecommunication Services	3.5
Short-Term Investment	1.0

100.0%

*	As a percent of total investments.

See Notes to Financial Statements.

Legg Mason Partners International Fund 2006 Semi-Annual Report         9

Statement of Assets and Liabilities (April 30, 2006) (unaudited)

ASSETS:
Investments, at value (Cost—$116,437,957)	$137,429,321
Foreign currency, at value (Cost—$91,882)	92,768
Cash	422
Receivable for securities sold	2,885,189
Dividends and interest receivable	591,553
Receivable for Fund shares sold	102,919
Prepaid expenses	50,247

Total Assets	141,152,419

LIABILITIES:
Payable for securities purchased	3,233,466
Investment management fee payable	108,693
Payable for Fund shares repurchased	49,880
Trustees’ fees payable	38,418
Distribution fees payable	21,098
Accrued expenses	368,914

Total Liabilities	3,820,469

Total Net Assets	$137,331,950

NET ASSETS:
Par value (Note 6)	$52
Paid-in capital in excess of par value	183,094,526
Undistributed net investment income	3,317
Accumulated net realized loss on investments and foreign currency transactions	(66,784,427)
Net unrealized appreciation on investments and foreign currencies	21,018,482

Total Net Assets	$137,331,950

Shares Outstanding:
Class 1	136,410

Class A	2,728,986

Class B	2,268,419

Class C	68,103

Net Asset Value:
Class 1 (and redemption price)	$28.51

Class A (and redemption price)	$27.30

Class B*	$25.16

Class C*	$27.57

Maximum Public Offering Price Per Share:
Class 1 (based on maximum sales charge of 8.50%)	$31.16

Class A (based on maximum sales charge of 5.00%)	$28.74

*	Redemption price is NAV of Class B and C shares reduced by a 5.00% and 1.00% CDSC, respectively, if shares are redeemed within one year from purchase payment (See Note 2).

See Notes to Financial Statements.

10         Legg Mason Partners International Fund 2006 Semi-Annual Report

Statement of Operations (For the six months ended April 30, 2006) (unaudited)

INVESTMENT INCOME:
Dividends	$1,424,727
Interest	21,897
Income from securities lending	10,946
Less: Foreign taxes withheld	(76,861)

Total Investment Income	1,380,709

EXPENSES:
Investment management fee (Note 2)	530,014
Transfer agent fees (Notes 2 and 4)	507,133
Distribution fees (Notes 2 and 4)	357,002
Custody fees	30,312
Legal fees	29,012
Registration fees	20,800
Shareholder reports (Note 4)	17,599
Audit and tax	13,782
Trustees’ fees (Note 2)	4,653
Insurance	1,164
Miscellaneous expenses	3,154

Total Expenses	1,514,625
Less: Fee waivers and/or expense reimbursements (Notes 2 and 8)	(137,232)

Net Expenses	1,377,393

Net Investment Income	3,316

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS (NOTES 1 AND 3):
Net Realized Gain (Loss) From:
Investment transactions	23,610,772
Foreign currency transactions	(67,110)

Net Realized Gain	23,543,662

Change in Net Unrealized Appreciation/Depreciation From:
Investments	329,802
Foreign currencies	24,822

Change in Net Unrealized Appreciation/Depreciation	354,624

Net Gain on Investments and Foreign Currency Transactions	23,898,286

Increase in Net Assets From Operations	$23,901,602

See Notes to Financial Statements.

Legg Mason Partners International Fund 2006 Semi-Annual Report         11

Statements of Changes in Net Assets

For the six months ended April 30, 2006 (unaudited) and the year ended October 31, 2005

	2006	2005
OPERATIONS:
Net investment income	$3,316	$1,067,235
Net realized gain	23,543,662	9,077,225
Change in net unrealized appreciation/depreciation	354,624	4,527,819

Increase in Net Assets From Operations	23,901,602	14,672,279

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTES 1 AND 5):
Net investment income	(984,447)	—

Decrease in Net Assets From Distributions to Shareholders	(984,447)	—

FUND SHARE TRANSACTIONS (NOTE 6):
Net proceeds from sale of shares	9,541,905	14,961,550
Reinvestment of distributions	919,680	—
Cost of shares repurchased	(14,121,915)	(22,888,590)

Decrease in Net Assets From Fund Share Transactions	(3,660,330)	(7,927,040)

Increase in Net Assets	19,256,825	6,745,239
NET ASSETS:
Beginning of period	118,075,125	111,329,886

End of period*	$137,331,950	$118,075,125

* Includes undistributed net investment income of:	$3,317	$984,448

See Notes to Financial Statements.

12         Legg Mason Partners International Fund 2006 Semi-Annual Report

Financial Highlights

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class 1 Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$23.84		$20.88	$17.50	$14.83	$20.58	$42.17

Income (Loss) From Operations:
Net investment income (loss)	0.08		0.35	0.09	0.00 (3)	(0.19)	(0.24)
Net realized and unrealized gain (loss)	4.93		2.61	3.29	2.67	(5.56)	(21.35)

Total Income (Loss) From Operations	5.01		2.96	3.38	2.67	(5.75)	(21.59)

Less Distributions From:
Net investment income	(0.34)		—	—	—	—	—

Total Distributions	(0.34)		—	—	—	—	—

Net Asset Value, End of Period	$28.51		$23.84	$20.88	$17.50	$14.83	$20.58

Total Return(4)	21.19%		14.18%	19.31%	18.00%	(27.94)%	(51.20)%

Net Assets, End of Period (millions)	$4		$3	$3	$3	$3	$4

Ratios to Average Net Assets:
Gross expenses	1.65	%(5)	1.71%	1.99%	2.45%	2.02%	1.54%
Net expenses	1.60	(5)(6)(7)	1.71 (6)	1.89 (7)	2.45	2.02	1.54
Net investment income (loss)	0.62	(5)	1.53	0.47	(0.03)	(1.00)	(0.82)

Portfolio Turnover Rate	77%		30%	56%	153%	24%	24%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class 1 shares will not exceed 1.75%.
(7)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners International Fund 2006 Semi-Annual Report         13

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class A Shares(1)	2006(2)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$22.81		$20.03		$16.89	$14.42	$20.15	$41.57

Income (Loss) From Operations:
Net investment income (loss)	0.04		0.27		(0.02)	(0.12)	(0.30)	(0.40)
Net realized and unrealized gain (loss)	4.71		2.51		3.16	2.59	(5.43)	(21.02)

Total Income (Loss) From Operations	4.75		2.78		3.14	2.47	(5.73)	(21.42)

Less Distributions From:
Net investment income	(0.26)		—		—	—	—	—

Total Distributions	(0.26)		—		—	—	—	—

Net Asset Value, End of Period	$27.30		$22.81		$20.03	$16.89	$14.42	$20.15

Total Return(3)	20.99%		13.88%		18.59%	17.13%	(28.44)%	(51.53)%

Net Assets, End of Period (millions)	$74		$62		$56	$49	$40	$53

Ratios to Average Net Assets:
Gross expenses	2.10	%(4)	2.33%		2.59%	3.21%	2.72%	2.17%
Net expenses	1.92	(4)(5)(6)	2.00	(5)(6)	2.49 (6)	3.21	2.72	2.17
Net investment income (loss)	0.30	(4)	1.23		(0.13)	(0.77)	(1.67)	(1.44)

Portfolio Turnover Rate	77%		30%		56%	153%	24%	24%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class A shares will not exceed 2.00%.
(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

14         Legg Mason Partners International Fund 2006 Semi-Annual Report

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class B Shares(1)	2006(2)		2005		2004	2003	2002	2001
Net Asset Value, Beginning of Period	$20.96		$18.54		$15.78	$13.60	$19.18	$39.86

Income (Loss) From Operations:
Net investment income (loss)	(0.07)		0.10		(0.19)	(0.24)	(0.44)	(0.59)
Net realized and unrealized gain (loss)	4.36		2.32		2.95	2.42	(5.14)	(20.09)

Total Income (Loss) From Operations	4.29		2.42		2.76	2.18	(5.58)	(20.68)

Less Distributions From:
Net investment income	(0.09)		—		—	—	—	—

Total Distributions	(0.09)		—		—	—	—	—

Net Asset Value, End of Period	$25.16		$20.96		$18.54	$15.78	$13.60	$19.18

Total Return(3)	20.55%		13.05%		17.49%	16.03%	(29.09)%	(51.88)%

Net Assets, End of Period (millions)	$57		$51		$50	$46	$43	$65

Ratios to Average Net Assets:
Gross expenses	2.90	%(4)	3.13%		3.53%	4.15%	3.60%	2.90%
Net expenses	2.61	(4)(5)(6)	2.75	(5)(6)	3.43 (6)	4.15	3.60	2.90
Net investment income (loss)	(0.40	)(4)	0.49		(1.07)	(1.73)	(2.57)	(2.18)

Portfolio Turnover Rate	77%		30%		56%	153%	24%	24%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(4)	Annualized.
(5)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class B shares will not exceed 2.75%.
(6)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

Legg Mason Partners International Fund 2006 Semi-Annual Report         15

Financial Highlights (continued)

For a share of each class of beneficial interest outstanding throughout each year ended October 31, unless otherwise noted:

Class C Shares(1)	2006(2)		2005	2004	2003	2002	2001
Net Asset Value, Beginning of Period	$22.98		$20.26	$17.03	$14.42	$20.13	$41.61

Income (Loss) From Operations:
Net investment income (loss)	0.00	(3)	0.19	0.02	(0.01)	(0.30)	(0.43)
Net realized and unrealized gain (loss)	4.76		2.53	3.21	2.62	(5.41)	(21.05)

Total Income (Loss) From Operations	4.76		2.72	3.23	2.61	(5.71)	(21.48)

Less Distributions From:
Net investment income	(0.17)		—	—	—	—	—

Total Distributions	(0.17)		—	—	—	—	—

Net Asset Value, End of Period	$27.57		$22.98	$20.26	$17.03	$14.42	$20.13

Total Return(4)	20.83%		13.43%	18.97%	18.10%	(28.37)%	(51.62)%

Net Assets, End of Period (millions)	$2		$2	$2	$2	$2	$4

Ratios to Average Net Assets:
Gross expenses	2.21	%(5)	2.36%	2.34%	2.41%	2.63%	2.49%
Net expenses	2.19	(5)(6)(7)	2.36 (6)	2.24 (7)	2.41	2.63	2.49
Net investment income (loss)	0.00	(3)(5)	0.84	0.11	(0.06)	(1.65)	(1.60)

Portfolio Turnover Rate	77%		30%	56%	153%	24%	24%

(1)	Per share amounts have been calculated using the average shares method.
(2)	For the six months ended April 30, 2006 (unaudited).
(3)	Amount represents less than $0.01 per share.
(4)	Performance figures may reflect voluntary fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of voluntary fee waivers and/or expense reimbursements, the total return would have been lower. Total returns for periods of less than one year are not annualized.
(5)	Annualized.
(6)	As a result of a voluntary expense limitation, the ratio of expenses to average net assets of Class C shares will not exceed 2.75%.
(7)	The investment manager voluntarily waived a portion of its fees and/or reimbursed expenses.

See Notes to Financial Statements.

16         Legg Mason Partners International Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies

Legg Mason Partners International Fund (formerly known as Smith Barney International Fund) (the “Fund”) is a separate diversified investment fund of Legg Mason Partners Investment Series (formerly known as Smith Barney Investment Series) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these investments at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Short-term obligations maturing within 60 days are valued at amortized cost, which approximates market value.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Lending of Portfolio Securities. The Fund has an agreement with its custodian whereby the custodian may lend securities owned by the Fund to brokers, dealers and other financial organizations. In exchange for lending securities under the terms of the agreement with its custodian, the Fund receives a lender’s fee. Fees earned by the Fund on securities lending are recorded as securities lending income. Loans of securities by the Fund are collateralized by cash, U.S. government securities or high quality money market instruments that are maintained at all times in an amount at least equal to the current market value of the loaned securities, plus a margin which varies depending on the type of

Legg Mason Partners International Fund 2006 Semi-Annual Report          17

Notes to Financial Statements (unaudited) (continued)

securities loaned. The custodian establishes and maintains the collateral in a segregated account. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

The Fund maintains the risk of any loss on the securities on loan as well as the potential loss on investments purchased with cash collateral received from securities lending.

(d) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Fund’s policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.

(e) Foreign Currency Translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, at the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(f) Foreign Risk. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies and may require settlement in foreign currencies and pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

18         Legg Mason Partners International Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

(g) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(h) Class Accounting. Investment income, common expenses and realized/unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Fees relating to a specific class are charged directly to that class.

(i) Federal and Other Taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute substantially all of its income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Fund’s financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(j) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates

On December 1, 2005, Citigroup Inc. (“Citigroup”) completed the sale of substantially all of its asset management business to Legg Mason, Inc. (“Legg Mason”). As a result, the Fund’s investment manager, Smith Barney Fund Management LLC (“SBFM” or the “Manager”) and the Fund’s then sub-adviser, Legg Mason International Equities Ltd. (“LMIE”) (formerly “Citigroup Asset Management Ltd”) (“CAM Ltd”) previously indirect wholly-owned subsidiaries of Citigroup, became wholly-owned subsidiaries of Legg Mason. Completion of the sale caused the Fund’s then existing investment management agreement and sub-advisory agreement to terminate. The Fund’s shareholders approved a new investment management agreement between the Fund and the Manager and a new sub-advisory agreement between the Manager and LMIE, each of which became effective on December 19, 2005. An interim management agreement and sub-advisory agreement each took effect upon the closing of the sale and continued in effect until December 19, 2005.

Effective February 1, 2006, the sub-advisory agreement with LMIE with respect to the Fund was terminated.

Legg Mason, whose principal executive offices are in Baltimore, Maryland, is a financial services holding company.

Legg Mason Partners International Fund 2006 Semi-Annual Report          19

Notes to Financial Statements (unaudited) (continued)

Prior to the Legg Mason transaction and continuing under the new investment management agreement, the Fund pays the Manager an investment management fee calculated daily and paid monthly in accordance with the following breakpoint schedule:

Average Daily Net Assets	Annual Rate
First $1 billion	0.850%
Next $1 billion	0.825
Next $3 billion	0.800
Next $5 billion	0.775
Over $10 billion	0.750

During the six months ended April 30, 2006, the Fund’s Class 1, A, B and C shares had voluntary expense limitations in place of 1.75%, 2.00%, 2.75% and 2.75%, respectively. For the six months ended April 30, 2006, the Manager waived a portion of its investment management fee amounting to $137,232. Such waivers and/or expense reimbursements are voluntary and may be reduced or terminated at any time.

The Fund’s Board has approved PFPC Inc. (“PFPC”) to serve as transfer agent for the Fund, effective January 1, 2006. The principal business office of PFPC is located at 4400 Computer Drive, Westborough, MA 01581. Prior to January 1, 2006, Citicorp Trust Bank, fsb. (“CTB”), a subsidiary of Citigroup, acted as the Fund’s transfer agent. Also, prior to January 1, 2006, PFPC and Primerica Shareholder Services (“PSS”), another subsidiary of Citigroup, acted as the Fund’s sub-transfer agents. CTB received account fees and asset-based fees that varied according to the size and type of account. PFPC and PSS were responsible for shareholder recordkeeping and financial processing for all shareholder accounts and were paid by CTB. For the period ended April 30, 2006, the Fund paid transfer agent fees of $702,606 to CTB. In addition, for the period ended April 30, 2006, the Fund also paid $102 to other Citigroup affiliates for shareholder recordkeeping services.

The Fund’s Board has appointed the Fund’s current distributor, Citigroup Global Markets Inc. (“CGM”), and PFS Investments Inc. (“PFS”), both subsidiaries of Citigroup, and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, as co-distributors of the Fund. The Fund’s Board has also approved an amended and restated Rule 12b-1 Plan. CGM and other broker-dealers, financial intermediaries and financial institutions (each called a “Service Agent”) that currently offer Fund shares will continue to make the Fund’s shares available to their clients. Additional Service Agents may offer Fund shares in the future.

There is a maximum initial sales charge of 8.50% and 5.00% for Class 1 and A shares, respectively. There is a contingent deferred sales charge (“CDSC”) of 5.00% on Class B shares, which applies if redemption occurs within one year from purchase payment. This CDSC declines thereafter by 1.00% per year until no CDSC is incurred. Class C shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. In certain cases, Class A shares have a 1.00% CDSC, which applies if redemption occurs within one year from purchase payment. This CDSC only applies to those purchases of Class A shares, which, when combined with current holdings of Class A

20         Legg Mason Partners International Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

shares, equal or exceed $1,000,000 in the aggregate. These purchases do not incur an initial sales charge.

For the period ended April 30, 2006, LMIS, PFS, and CGM and its affiliates received sales charges of approximately $19,000 and $1,000 on sales of the Fund’s Class A shares and Class 1 shares, respectively. In addition, for the period ended April 30, 2006, CDSCs paid to LMIS, PFS, and CGM and its affiliates were approximately $6,000 for Class B shares.

The Trustees of the Fund have adopted a Retirement Plan (the “Plan”), for all Trustees who are not “interested persons” of the Fund, within the meaning of the 1940 Act. Under the Plan, each Trustee is required to retire from the Board as of the last day of the calendar year in which such applicable Trustee attains age 75. Trustees may retire under the Plan before attaining the mandatory retirement age. Trustees who have served as Trustee of the Trust or any of the investment companies associated with the Manager for at least ten years when they retire are eligible to receive the maximum retirement benefit under the Plan. The maximum retirement benefit is an amount equal to five times the amount of retainer and regular meeting fees payable to a Trustee during the entirety of the calendar year of the Trustee’s retirement (assuming no change in relevant facts for the balance of the year following the Trustee’s retirement). Amounts under the Plan may be paid in installments or in a lump sum (discounted to present value). Benefits under the Plan are unfunded. Two former Trustees are currently receiving payments under the Plan. In addition, three other Trustees received full payments under the Plan.

Certain of the Trustees also are covered by a prior retirement plan. Under the prior plan, retirement benefits are payable for a ten-year period following retirement, with the annual payment to be based upon the Trustee’s compensation from the Trust during calendar year 2000. Trustees with more than five but less than ten years of service at retirement will receive a prorated benefit. In order to receive benefits under the current Plan, a Trustee must waive all rights under the prior plan prior to receiving payment under either plan. The Fund’s allocated shares of the liability at April 30, 2006 was $38,418.

Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments

During the six months ended April 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) were as follows:

Purchases	$97,294,255

Sales	103,729,620

At April 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$21,590,569
Gross unrealized depreciation	(599,205)

Net unrealized appreciation	$20,991,364

Legg Mason Partners International Fund 2006 Semi-Annual Report          21

Notes to Financial Statements (unaudited) (continued)

4.	Class Specific Expenses

The Fund has adopted a Rule 12b-1 distribution Plan and under that plan the Fund pays a distribution/service fee with respect to its Class A, B and C shares calculated at an annual rate of 0.25% of the average daily net assets with respect to Class A and at the annual rate of 1.00% of the respective average daily net assets of Class B and C shares. Distribution fees are accrued daily and paid monthly.

For the six months ended April 30, 2006, class specific expenses were as follows:

	Distribution Fees	Transfer Agent Fees	Shareholder Reports Expenses
Class 1	$—	$10,629	$636
Class A	82,977	268,642	8,427
Class B	264,877	226,711	7,943
Class C	9,148	1,151	593

Total	$357,002	$507,133	$17,599

5.	Distributions to Shareholders by Class

	Six Months Ended April 30, 2006	Year Ended October 31, 2005
Net Investment Income
Class 1	$45,816	$—
Class A	701,136	—
Class B	224,353	—
Class C	13,142	—

Total	$984,447	$—

6.	Shares of Beneficial Interest

At April 30, 2006, the Fund had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. The Fund has the ability to issue multiple classes of shares. Each share of a class represents an identical interest and has the same rights, except that each class bears certain direct expenses specifically related to the distribution of its shares.

22         Legg Mason Partners International Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

Transactions in shares of each class were as follows:

	Six Months Ended April 30, 2006		Year Ended October 31, 2005
	Shares	Amount	Shares	Amount
Class 1
Shares sold	8,925	$232,260	12,231	$281,074
Shares issued on reinvestment	1,827	45,816	—	—
Shares repurchased	(13,000)	(334,703)	(35,497)	(808,567)

Net Decrease	(2,248)	$(56,627)	(23,266)	$(527,493)

Class A
Shares sold	266,070	$6,687,488	454,284	$9,935,355
Shares issued on reinvestment	28,615	687,610	—	—
Shares repurchased	(299,331)	(7,382,205)	(528,425)	(11,539,470)

Net Decrease	(4,646)	$(7,107)	(74,141)	$(1,604,115)

Class B
Shares sold	111,944	$2,583,595	233,692	$4,702,432
Shares issued on reinvestment	7,894	175,165	—	—
Shares repurchased	(266,647)	(6,094,837)	(491,729)	(9,913,605)

Net Decrease	(146,809)	$(3,336,077)	(258,037)	$(5,211,173)

Class C
Shares sold	1,463	$38,562	1,915	$42,689
Shares issued on reinvestment	457	11,089	—	—
Shares repurchased	(12,202)	(310,170)	(28,577)	(626,948)

Net Decrease	(10,282)	$(260,519)	(26,662)	$(584,259)

7.	Capital Loss Carryforward

As of October 31, 2005, the Fund had, for federal income tax purposes, a net capital loss carryforward of $90,270,935, of which $569,980 expires in 2008, $16,130,189 expires in 2009, $43,173,297 expires in 2010 and $30,397,469 expires in 2011. These amounts will be available to offset any future taxable capital gains.

8.	Regulatory Matters

On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).

The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that: First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit

Legg Mason Partners International Fund 2006 Semi-Annual Report          23

Notes to Financial Statements (unaudited) (continued)

that, at the time, included the fund’s investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.

The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004 less certain expenses be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.

The order required SBFM to recommend a new transfer agent contract to the Fund boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Fund’s Board selected a new transfer agent for the Fund. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.

Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.

On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

9.	Legal Matters

Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC

24         Legg Mason Partners International Fund 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)

described in Note 8. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorneys’ fees and litigation expenses.

On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.

As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Fund’s investment manager and its affiliates to continue to render services to the Funds under their respective contracts.

*    *    *

Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its affiliates, including SBFM and Salomon Brothers Asset Management Inc. (“SBAM”) (collectively, the “Advisers”), substantially all of the mutual funds managed by the Advisers, including the Fund (the “Funds”), and directors or trustees of the Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Advisers caused the Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the Defendants breached their fiduciary duty to the Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Funds failed to adequately disclose certain aspects of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Funds’ contracts with the Advisers, recovery of all fees paid to the Advisers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.

On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. While the lawsuit is in its earliest stages, to the extent that the Complaint purports to state causes of action against the Funds, the Fund’s investment manager believes the Funds have significant defenses to such allegations, which the Funds intend to vigorously assert in responding to the Complaint.

Additional lawsuits arising out of these circumstances and presenting similar allegations and requests for relief may be filed against the Defendants in the future.

As of the date of this report, the Fund’s investment manager and the Funds believe that the resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of the Advisers and their affiliates to continue to render services to the Funds under their respective contracts.

The Defendants have moved to dismiss the Complaint. Those motions are pending before the court.

Legg Mason Partners International Fund 2006 Semi-Annual Report          25

Notes to Financial Statements (unaudited) (continued)

10.	Other Matters

On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.

Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Fund or SBFM’s ability to perform investment management services relating to the Fund.

26         Legg Mason Partners International Fund 2006 Semi-Annual Report

Additional Shareholder Information (unaudited)

Results of a Special Meeting of Shareholders

On December 19, 2005, a Special Meeting of Shareholders was held to approve a new management agreement and new sub-advisory agreement. The following table provides the number of votes cast for or against, as well as the number of abstentions and broker non-votes as to each matter voted on at the Special Meeting of Shareholders.

Item Voted On	Votes For	Votes Against	Abstentions	Broker Non-Votes
New Management Agreement	2,496,123.114	80,316.168	233,521.718	19,895.000
New Sub-Advisory Agreement	2,491,654.951	85,436.155	232,869.894	19,895.000

Legg Mason Partners International Fund 2006 Semi-Annual Report          27

Legg Mason Partners International Fund

TRUSTEES

Elliott J. Berv

Donald M. Carlton

A. Benton Cocanougher

Mark T. Finn

R. Jay Gerken, CFA

Chairman

Stephen R. Gross

Diana R. Harrington

Susan B. Kerley

Alan G. Merten

R. Richardson Pettit

OFFICERS

R. Jay Gerken, CFA

President and

Chief Executive Officer

Andrew B. Shoup

Senior Vice President and Chief

Administrative Officer

Frances M. Guggino

Chief Financial Officer and

Treasurer

Ted P. Becker

Chief Compliance Officer

John Chiota

Chief Anti-Money Laundering

Compliance Officer

Wendy S. Setnicka

Controller

OFFICERS (continued)

Robert I. Frenkel

Secretary and
Chief Legal Officer

INVESTMENT MANAGER

Smith Barney Fund
Management LLC

DISTRIBUTORS

Citigroup Global Markets Inc.

Legg Mason Investor Services, LLC

PFS Investments Inc.

CUSTODIAN

State Street Bank and
Trust Company

TRANSFER AGENT

PFPC Inc.

4400 Computer Drive

Westborough, Massachussetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

345 Park Avenue

New York, New York 10154

This report is submitted for the general information of shareholders of Legg Mason Partners International Fund, but it may also be used as sales literature when preceded or accompanied by the current Prospectus.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

©2006 Legg Mason Investor Services, LLC Member NASD, SIPC

FD02331 6/06	SR06-63

Legg Mason Partners International Fund

The Fund is a separate investment fund of Legg Mason Partners Investment Series, a Massachusetts business trust.

LEGG MASON PARTNERS INTERNATIONAL FUND

Legg Mason Partners Funds

125 Broad Street

10th Floor, MF-2

New York, New York 10004

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the Commission’s website at www.sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Fund, shareholders can call 1-800-451-2010.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year, and a description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio transactions is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Fund’s website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Fund’s former Smith Barney Investment Series – Smith Barney International Fund name.

ITEM 2.	CODE OF ETHICS.

  Not Applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

  Not Applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

  Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

  Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

  Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

  Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

  Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

  Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	Not applicable.

(b)	Attached hereto.

Exhibit 99.CERT	Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason Partners Investment Series

By:	/s/ R. Jay Gerken R. Jay Gerken Chief Executive Officer of Legg Mason Partners Investment Series

Date:	July 10, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Investment Series

Date:	July 10, 2006

By:	/s/ Frances M. Guggino
Frances M. Guggino
Chief Financial Officer of
Legg Mason Partners Investment Series

Date:	July 10, 2006